Document And Entity Information	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	FibroBiologics, Inc.
Entity Central Index Key	0001958777
Entity Emerging Growth Company	true
Entity File Number	001-41934
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3329066
Entity Address, Address Line One	455 E. Medical Center Blvd, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	281
Local Phone Number	671-5150
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	FBLG
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed, on December 20, 2024, FibroBiologics, Inc. (the “Company”) entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., a Cayman Islands exempt limited company (the “Investor”). Pursuant to the SEPA, the Investor was to advance to the Company, subject to the satisfaction of certain conditions as set forth therein, the principal amount of $15 million, which were to be evidenced by convertible promissory notes (the “Promissory Notes”) in three tranches. This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by the Company for the purpose of amending and supplementing Item 3.02 of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on December 23, 2024 (the “Original Form 8-K”). This Amendment is being filed to provide the total number of shares of the Company’s common stock that may be issued upon conversion of the Promissory Notes. This Amendment does not amend any other item of the Original Form 8-K and all other information previously reported in or filed with the Original Form 8-K (including the other information in Item 3.02) is hereby incorporated by reference into this Amendment.